Note 20 - Other Liabilities - Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Post-employment benefits	$ 115,087	$ 125,012
Other-long term benefits	78,492	68,244
Miscellaneous	19,550	24,040
	213,129	217,296
Payroll and social security payable	148,069	141,886
Miscellaneous	17,624	15,819
	$ 165,693	$ 157,705